Capital Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 30, 2013
Preferred stock, shares authorized	500,000,000	500,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	11,630,000	90,000,000
Preferred stock, shares outstanding	11,630,000	90,000,000
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	184,126,166	123,000,000
Common stock, shares outstanding	184,126,166	123,000,000
Issue of common stock, value	$ 7.7
Issue of common stock, shares	61,126,166
Shares issued price per share	$ 0.11
Canceled shares of preferred stock	78,370,000
Preferred Stock
Preferred stock, par value	$ 0.09
Preferred stock, shares outstanding	0.09
Share Exchange Agreement [Member]
Common stock, shares issued			122,900,000
Share exchange of wholly-owned subsidiary			99.92%